Organization And Nature Of Business (Details)	Dec. 31, 2012 territory
Number of territories have operations	20
Arcos Dorados Cooperatieve U.A. [Member]
Equity interest percentage	99.999%
Arcos Dorados B.V. [Member]
Equity interest percentage	100.00%